Note 14 - Income Tax (Details) - Summary of Income Tax Expense From Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Income Tax Expense From Continuing Operations [Abstract]
Current	$ 951	$ 1,002	$ 1,155
Deferred	41	101	(92)
Income tax expense	$ 992	$ 1,103	$ 1,063